Financial structure and financial costs - Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial structure, financial costs and financial instruments
Committed credit facilities granted by banks	$ 16,282
Unutilized credit facilities	11,808
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(56,873)	$ (47,194)
Non-current financial assets excluding derivative financial instruments	1,451	333
Non-current financial debt (notional value excluding interests)	(55,422)	(46,861)	$ (39,449)
Current borrowings	(17,099)	(14,819)	(13,306)
Other current financial liabilities	(203)	(487)	(478)
Current financial assets	4,630	3,992	3,654
Assets and liabilities available for sale or exchange	(313)	(301)	15
Cash and cash equivalents	31,268	27,352	27,907	$ 33,185
NET AMOUNT BEFORE FINANCIAL EXPENSE	(37,139)	(31,124)	(21,657)
Financial expense on non-current financial debt	(9,775)	(5,472)	(3,968)
Interest differential on swaps	(1,769)	(2,497)	(2,677)
NET AMOUNT	(48,683)	(39,093)	(28,302)
Financial assets and liabilities related to operating activities
Accounts payable	(23,574)	(28,394)	(26,134)
Other operating liabilities	(14,302)	(16,262)	(13,286)
Accounts receivable, net	14,068	18,488	17,270
Other operating receivables	8,043	11,506	9,733
TOTAL	(15,765)	(14,662)	(12,417)
Not later than one year
Maturity of financial assets and liabilities
Current borrowings	(17,099)	(14,819)	(13,306)
Other current financial liabilities	(203)	(487)	(478)
Current financial assets	4,630	3,992	3,654
Assets and liabilities available for sale or exchange	(313)	(301)	15
Cash and cash equivalents	31,268	27,352	27,907
NET AMOUNT BEFORE FINANCIAL EXPENSE	18,283	15,737	17,792
Financial expense on non-current financial debt	(930)	(807)	(718)
Interest differential on swaps	(163)	(350)	(484)
NET AMOUNT	17,190	14,580	16,590
Year 2
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(9,849)	(5,683)
Non-current financial assets excluding derivative financial instruments	59	68
Non-current financial debt (notional value excluding interests)	(9,790)	(5,615)	(5,432)
NET AMOUNT BEFORE FINANCIAL EXPENSE	(9,790)	(5,615)	(5,432)
Financial expense on non-current financial debt	(888)	(724)	(682)
Interest differential on swaps	(149)	(325)	(412)
NET AMOUNT	(10,827)	(6,664)	(6,526)
Year 3
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(5,762)	(6,102)
Non-current financial assets excluding derivative financial instruments	42	24
Non-current financial debt (notional value excluding interests)	(5,720)	(6,078)	(3,966)
NET AMOUNT BEFORE FINANCIAL EXPENSE	(5,720)	(6,078)	(3,966)
Financial expense on non-current financial debt	(825)	(650)	(598)
Interest differential on swaps	(158)	(297)	(369)
NET AMOUNT	(6,703)	(7,025)	(4,933)
Year 4
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(5,990)	(5,172)
Non-current financial assets excluding derivative financial instruments	45	9
Non-current financial debt (notional value excluding interests)	(5,945)	(5,163)	(5,158)
NET AMOUNT BEFORE FINANCIAL EXPENSE	(5,945)	(5,163)	(5,158)
Financial expense on non-current financial debt	(696)	(594)	(506)
Interest differential on swaps	(173)	(255)	(309)
NET AMOUNT	(6,814)	(6,012)	(5,973)
Year 5
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(4,321)	(5,802)
Non-current financial assets excluding derivative financial instruments	46	4
Non-current financial debt (notional value excluding interests)	(4,275)	(5,798)	(4,983)
NET AMOUNT BEFORE FINANCIAL EXPENSE	(4,275)	(5,798)	(4,983)
Financial expense on non-current financial debt	(603)	(482)	(427)
Interest differential on swaps	(196)	(224)	(234)
NET AMOUNT	(5,074)	(6,504)	(5,644)
More than 5 years
Maturity of financial assets and liabilities
Non-current financial debt (notional value excluding interests)	(30,951)	(24,435)
Non-current financial assets excluding derivative financial instruments	1,259	228
Non-current financial debt (notional value excluding interests)	(29,692)	(24,207)	(19,910)
NET AMOUNT BEFORE FINANCIAL EXPENSE	(29,692)	(24,207)	(19,910)
Financial expense on non-current financial debt	(5,833)	(2,215)	(1,037)
Interest differential on swaps	(930)	(1,046)	(869)
NET AMOUNT	(36,455)	(27,468)	(21,816)
Derivative financial instruments related to commodity contracts
Financial assets and liabilities related to operating activities
Other operating liabilities	(3,666)	(5,333)	(3,429)
Other operating receivables	1,428	$ 4,791	$ 2,731
TOTAL SE
Financial structure, financial costs and financial instruments
Committed credit facilities granted by banks	14,902
Unutilized credit facilities	$ 11,256